Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
INVESTOR CLASS
Account Value [Line Items]
Account Value	$ 16,451	$ 14,292	$ 13,799	$ 12,944	$ 12,023	$ 11,029	$ 11,541	$ 11,672	$ 10,847	$ 10,320	$ 9,613	$ 9,339	$ 9,230	$ 9,432	$ 9,440	$ 9,577	$ 9,713	$ 9,674	$ 9,379	$ 9,712	$ 10,000	$ 10,000
CLASS C
Account Value [Line Items]
Account Value	15,270	13,322	12,907	12,149	11,323	10,434	10,956	11,128	10,376	9,910	9,265	9,036	8,962	9,199	9,238	9,404	9,570	9,568	9,315	9,681	10,000	10,000
INSTITUTIONAL CLASS
Account Value [Line Items]
Account Value	16,876	14,640	14,129	13,232	12,272	11,246	11,751	11,874	11,016	10,464	9,740	9,448	9,322	9,522	9,515	9,643	9,764	9,718	9,409	9,727	10,000	10,000
West Hills Tactical Core Fund
Account Value [Line Items]
Account Value	15,764	14,840	13,603	13,028	11,705	11,374	13,258	12,223	10,813	9,843	9,745	9,728	9,674	9,612	9,627	9,556	9,750	9,709	9,729	10,060	10,000	10,000
Class A Shares
Account Value [Line Items]
Account Value	20,417	19,545	19,213	18,960	18,789	18,116	18,150	18,028	14,770	11,421	12,427	12,031	10,822	11,407	10,633	10,426	9,833	9,334	8,640	9,756	9,450	9,450
Institutional Class Shares
Account Value [Line Items]
Account Value	22,214	21,242	20,849	20,556	20,346	19,586	19,595	19,440	15,909	12,269	13,338	12,890	11,580	12,187	11,341	11,108	10,457	9,909	9,170	10,338	10,000	10,000
Russell Midcap Inv [Member]
Account Value [Line Items]
Account Value	21,804	20,159	19,280	18,000	17,105	16,289	19,445	18,099	15,151	11,825	14,436	13,409	11,362	12,933	12,951	12,018	11,427	10,365	9,521	10,041	10,000	10,000
S&P 500 Index Frank Inv
Account Value [Line Items]
Account Value	34,254	31,589	27,399	25,361	21,696	21,206	26,494	23,724	20,585	16,850	17,386	15,674	13,223	14,195	13,829	12,411	11,351	10,527	10,138	10,123	10,000	10,000
Russell Class C [Member]
Account Value [Line Items]
Account Value	22,515	20,817	19,909	18,587	17,663	16,821	20,080	18,689	15,645	12,210	14,907	13,846	11,732	13,355	13,374	12,410	11,799	10,703	9,832	10,369	10,000	10,000
S&P 500 Index Frank C
Account Value [Line Items]
Account Value	34,254	31,589	27,399	25,361	21,696	21,206	26,494	23,724	20,585	16,850	17,386	15,674	13,223	14,195	13,829	12,411	11,351	10,527	10,138	10,123	10,000	10,000
S&P 500 Index Frank Inst
Account Value [Line Items]
Account Value	34,254	31,589	27,399	25,361	21,696	21,206	26,494	23,724	20,585	16,850	17,386	15,674	13,223	14,195	13,829	12,411	11,351	10,527	10,138	10,123	10,000	10,000
S&P 500 Index WH
Account Value [Line Items]
Account Value	34,254	31,589	27,399	25,361	21,696	21,206	26,494	23,724	20,585	16,850	17,386	15,674	13,223	14,195	13,829	12,411	11,351	10,527	10,138	10,123	10,000	10,000
H F R X Class A [Member]
Account Value [Line Items]
Account Value	9,936	9,936	9,818	9,479	9,395	9,163	9,388	9,527	9,298	9,192	9,677	9,756	9,861	10,203	10,183	10,080	10,009	10,025	10,545	10,084	10,000	10,000
S&P 500 Index Class A
Account Value [Line Items]
Account Value	34,254	31,589	27,399	25,361	21,696	21,206	26,494	23,724	20,585	16,850	17,386	15,674	13,223	14,195	13,829	12,411	11,351	10,527	10,138	10,123	10,000	10,000
H F R X Inst [Member]
Account Value [Line Items]
Account Value	9,936	9,936	9,818	9,479	9,395	9,163	9,388	9,527	9,298	9,192	9,677	9,756	9,861	10,203	10,183	10,080	10,009	10,025	10,545	10,084	10,000	10,000
S&P 500 Index Inst Class
Account Value [Line Items]
Account Value	$ 34,254	$ 31,589	$ 27,399	$ 25,361	$ 21,696	$ 21,206	$ 26,494	$ 23,724	$ 20,585	$ 16,850	$ 17,386	$ 15,674	$ 13,223	$ 14,195	$ 13,829	$ 12,411	$ 11,351	$ 10,527	$ 10,138	$ 10,123	$ 10,000	$ 10,000